Pension and Post Retirement Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended				6 Months Ended		12 Months Ended
	Jun. 24, 2012 Employees	Jun. 26, 2011	Jun. 24, 2012 Employees	Dec. 31, 2005	Jun. 24, 2012 Defined benefit plan [Member]	Jun. 26, 2011 Defined benefit plan [Member]	Jun. 24, 2012 Defined benefit plan [Member]	Jun. 26, 2011 Defined benefit plan [Member]	Dec. 25, 2011 Defined benefit plan [Member]	Dec. 26, 2010 Defined benefit plan [Member]	Dec. 20, 2009 Defined benefit plan [Member]	Mar. 24, 2012 HSI [Member]	Jun. 26, 2011 HSI [Member]	Jun. 24, 2012 HSI [Member]	Jun. 26, 2011 HSI [Member]	Dec. 25, 2011 HSI [Member]	Dec. 26, 2010 HSI [Member]	Dec. 20, 2009 HSI [Member]	Dec. 31, 2005 HSI [Member] Employees	Jun. 24, 2012 Post-Retirement Benefits Plans [Member]	Jun. 26, 2011 Post-Retirement Benefits Plans [Member]	Dec. 25, 2011 Post-Retirement Benefits Plans [Member]	Dec. 26, 2010 Post-Retirement Benefits Plans [Member]	Dec. 20, 2009 Post-Retirement Benefits Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Recorded net periodic benefit costs	$ 100	$ 100			$ 200	$ 200	$ 400	$ 400	$ 860	$ 879	$ 800	$ 100	$ 100	$ 200	$ 200	$ 200	$ 200	$ 300		$ 200	$ 200	$ 700	$ 500	$ 800
HSI pension plan frozen for employees																			50
Pension and Post Retirement Benefit Plans (Textual) [Abstract]
Planned defined benefit plan for union employees	30		30
Eligible employees for defined benefit pension plan			142
Eligibility for defined benefit plan			1 year
Participant age for retirement plan			55 years
Participant age for retirement plan combination of age			75 years
Attained age for post-retirement medical, dental and life insurance benefits for employees				20 years